Origination Fees (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Balance of Origination Fees

A summary of the balances of origination fees that are included in loans receivable in the consolidated balance sheet as of December 31 is as follows (in thousands):

	2012	2011
Loan origination fees gross	$1,334	$10,844
Un-accreted origination fees	(190)	(2,666)
Amortized loan originations costs	13	129

	$1,157	$8,307